NATURE OF OPERATIONS AND GOING CONCERN	3 Months Ended
Mar. 31, 2024
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

1.	NATURE OF OPERATIONS AND GOING CONCERN

Vicinity Motor Corp. (“Vicinity”, “VMC” or the “Company”) is a Canadian company that is a North American supplier of electric vehicles for both public and commercial enterprise use. The Company leverages a dealer network and relationships with manufacturing partners to supply its flagship electric, compressed natural gas (“CNG”) and clean-diesel Vicinity buses and the VMC 1200 class 3 electric truck. VMC (formerly Grande West Transportation Group) was incorporated on December 4, 2012 under the laws of British Columbia. The Company conducts its active operations in Canada through its wholly owned operating subsidiary, Vicinity Motor (Bus) Corp. which was incorporated on September 2, 2008 under the laws of British Columbia. The Company also conducts its active operations in the U.S. through a wholly owned subsidiary, Vicinity Motor (Bus) USA Corp., incorporated on April 8, 2014 under the laws of the State of Delaware. The Company’s head office is located at 3168 262nd Street, Aldergrove, British Columbia.

In February 2023, the Company obtained $30 million in credit commitments from Royal Bank of Canada and Export Development Canada to fund production of the Company’s VMC 1200 class 3 electric trucks. As at March 31, 2024, $17,255 has been drawn on this facility (Note 5). The Company also has an asset-based lending facility (ABL) from Royal Bank of Canada for C$10 million. As at March 31, 2024, $738 has been drawn on this facility (Note 5). Both the truck and ABL facilities are renewable on a yearly basis at the discretion of the lender. The facilities were initially up for renewal on April 16, 2024, which subsequent to March 31, 2024, was further extended with the facilities next set to be renewed, at the discretion of the lender, on July 16, 2024 (Note 5). The Company also has convertible debt of C$4 million plus interest that matures September 27, 2024 (Note 8) and unsecured debentures of C$11,948 (Note 7) which subsequent to March 31, 2024, was amended to be repayable with C$87 principal payments paid in April and C$87 due in July of 2024, with the remaining principal and all accrued interest due on October 4, 2024 (Note 15).

These unaudited interim condensed consolidated financial statements have been prepared on the basis that the Company is a going concern, meaning the Company will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the normal course of operations for at least twelve months from March 31, 2024.

The Company’s operations are dependent upon its ability to raise capital and generate positive cash flows from operating activities. As at March 31, 2024, the Company had negative working capital (current assets less current liabilities) of $5,033 compared to negative working capital of $2,862 as at December 31, 2023. For the three months ended March 31, 2024, the Company incurred a net loss of $3,720 (March 31, 2023: $2,436) and provided cash in operations of $450 (March 31, 2023: used cash of $3,555). Revenues for the three months ended March 31, 2024, totalled $13,234 (March 31, 2023: $2,649). The continuation of the Company as a going concern is dependent on the renewal of existing credit facilities, future cash flows from operations consistent with Company forecasts, and obtaining necessary financing to fund ongoing operations (Note 15). The Company’s ability to achieve its business objectives is subject to material uncertainty which may raise substantial doubt about the Company’s ability to continue as a going concern. Management plans to address this material uncertainty by selling vehicles in inventory and delivering on the Company’s existing purchase orders, collecting accounts receivable, utilizing the Company’s credit facilities and, from time to time, and at its discretion, selling common shares. There can be no assurance that these endeavours will be successful.

These unaudited interim condensed consolidated financial statements do not reflect adjustments in the carrying values of the assets and liabilities, the reported revenues and expenses, and the balance sheet classifications used, that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.